Shareholders' Equity (Directors Stock Options Narrative) (Details) - Employee Stock Option [Member] - Directors Stock Option Plan [Member]	12 Months Ended
Dec. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Original allotment of shares	1,263,333
Exercisable rate	6.25%
Exercisable rate, frequency of rate application	every three months
Awards Prior To 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	10 years
Awards After September 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years